Provisions for legal proceedings - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2017	Jun. 30, 2019	Dec. 31, 2018
Disclosure of non-current liabilities for legal proceedings [line items]
Additions to provisions for legal proceedings	$ 7,026	$ 5,943	$ 7,405
Contingent liabilities		470
Action Settlement amount		2,950
Action Settlement amount including tax	$ 3,449
Sete Brasil [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Additions to provisions for legal proceedings		365
Increase (Reduction)in provision		365
Comperj [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Additions to provisions for legal proceedings		208
Brazilian authorities [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Deferred payment to authorities		683
Economic Benefit Member
Disclosure of non-current liabilities for legal proceedings [line items]
Contingent liabilities		94
Other environment related contingent liability [member] | Comperj [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Increase (Reduction)in provision		(1,226)
Labor [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Increase (Reduction)in provision		372
Compensation Costs Related Contingent Liability [Member]
Disclosure of non-current liabilities for legal proceedings [line items]
Increase (Reduction)in provision		287
BR Distribuidora [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Increase (Reduction)in provision		(2,792)
Icms Agreement [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Additions to provisions for legal proceedings		94
Increase (Reduction)in provision		470
First Installment [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Action Settlement amount		983
Second Installment [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Action Settlement amount		$ 984